Note 11 - Senior Secured and Senior Unsecured Notes Payable (Details Textual) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2024	Jun. 28, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Gain (Loss) on Extinguishment of Debt			$ 74,000	$ 0	$ 52,000	$ 14,520,000	$ 14,437,000	$ 0
June 25, 2024 Senior Secured Notes [Member]
Debt Instrument, Face Amount		$ 300,000
June 28, 2024 Senior Secured Notes [Member]
Debt Instrument, Face Amount		100,000
June 2025 Senior Secured Notes [Member]
Proceeds from Issuance of Debt		$ 350,000
Debt Instrument, Original Issue Discount, Percentage		15.00%
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Fair Value Disclosure		$ 400,000
Debt Instrument, Excess of Fair Value Over Face Value		$ 41,000
July 2024 Senior Secured Notes [Member]
Debt Instrument, Face Amount	$ 100,000
July 2024 Senior Unsecured Promissory Note [Member]
Debt Instrument, Face Amount	100,000
July 2024 Notes [Member]
Proceeds from Issuance of Debt	$ 200,000
Debt Instrument, Original Issue Discount, Percentage	15.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument Interest Rate Default Percentage	18.00%
Debt Instrument, Fair Value Disclosure	$ 230,000
Debt Instrument, Excess of Fair Value Over Face Value	$ 27,000
June 2025 Senior Secured Notes and July 2024 Notes [Member]
Debt Instrument, Fair Value Disclosure							700,000
Gain (Loss) on Extinguishment of Debt							0
Long-Term Debt, Gross							$ 0